Debt Obligations Debt Allocation (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, by Type Alternative [Abstract]
Fixed-rate debt	$ 2,111,985	$ 2,216,669	$ 1,608,217
Variable-rate debt	331,410	244,769	209,569
Total	2,443,395	2,461,438	1,817,786
Unsecured debt	1,918,410	1,931,769	1,202,476
Secured debt	$ 524,985	$ 529,669	$ 615,310